Document and Entity Information	Sep. 02, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828182
Document Type	8-K
Document Period End Date	Sep. 02, 2022
Entity Registrant Name	Signify Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40028
Entity Tax Identification Number	85-3481223
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	(203)
Local Phone Number	541-4600
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	SGFY
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false